Organization and Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Subsidiaries
Schedule of subsidiaries by business activity

	Percentage of Ownership
	Direct	Total	Reporting Segment	Registered
ARL Services, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Core Metals Group Holdings, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Cuarzos Industriales de Venezuela, S.A.	—	100.0	Other segments	Venezuela
Emix, S.A.S.	—	100.0	Other segments	France
Ferroatlántica de México, S.A. de C.V.	—	100.0	Other segments	Nueva León - Mexico
Ferroatlántica de Venezuela (FerroVen), S.A.	—	99.9	Other segments	Venezuela
Ferroatlántica Deutschland, GmbH	—	100.0	Other segments	Germany
Ferroatlántica do Brasil Mineraçao Ltda.	—	70.0	Other segments	Brazil
Ferroglobe Advanced Materials II, S.L.	—	100.0	Other segments	Spain
Ferroglobe Advanced Materials, S.L. (formerly Ferrosolar OPCO Group S.L. )	—	100.0	Other segments	Spain
Ferroglobe Argentina, S.R.L (formerly Globe Metales S.R.L)	—	100.0	Other segments	Argentina
Ferroglobe Canada ULC (formerly QSIP Canada ULC )	—	100.0	North America – Silicon Metal	Canada
Ferroglobe Corporate Services, S.L.U. (formerly Grupo FerroAtlántica de Servicios, S.L.U.)	—	100.0	Other segments	Madrid - Spain
Ferroglobe Cuarzos Industriales Mining, S.A.U. (formerly Cuarzos Industriales, S.A.U.)	—	100.0	Europe – Silicon Metal and Alloys	A Coruña - Spain
Ferroglobe de Participaciones, S.L.U.	—	100.0	Other segments	Madrid - Spain
Ferroglobe Finance Company, PLC	—	100.0	Other segments	United Kingdom
Ferroglobe France SAS (formerly FerroPem, S.A.S.)	—	100.0	Europe – Silicon Metal and Alloys	France
Ferroglobe Holding Company, LTD	100	100.0	Other segments	United Kingdom
Ferroglobe Innovation, S.L.	—	100.0	Other segments	Spain
Ferroglobe Mangan Norge A.S.	—	100.0	Europe – Manganese	Norway
Ferroglobe Manganese France S.A.S.	—	100.0	Europe – Manganese	France
Ferroglobe Monzón, S.L. (formerly Ferroatlántica del Cinca, S.L.)	—	99.9	Europe – Manganese	Madrid - Spain
Ferroglobe Netherlands, B.V. (formerly GSM Netherlands, B.V.)	—	100.0	Other segments	Netherlands
Ferroglobe RAMSA Mining, S.A. (formerly Rocas, Arcillas y Minerales, S.A.)	—	100.0	Europe – Silicon Metal and Alloys	A Coruña - Spain
Ferroglobe South Africa (Pty) Ltd (formerly Silicon Smelters (Pty.), Ltd.)	—	100.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Ferroglobe Spain Metals, S.A.U. (formerly Grupo FerroAtlántica, S.A.U.)	—	100.0	Europe – Manganese and Silicon Metal	Madrid - Spain
Ferroglobe U.S.A Alloys I, Inc (formerly GSM Alloys I, Inc.)	—	100.0	North America – Silicon Metal	Delaware - U.S.A
Ferroglobe U.S.A ARLR, LLC (formerly ARL Resources, LLC)	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A BG, LLC (formerly Globe BG, LLC)	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Bridgeport, LLC (formerly Tennessee Alloys Company, LLC)	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A ECPI, Inc. (formerly ECPI, Inc.)	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A Financial, Inc. (formerly GSM Financial, Inc.)	—	100.0	Other segments	Delaware - U.S.A
Ferroglobe U.S.A GBG Financial (formerly GBG Financial LLC)	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A LF Resources, Inc (formerly LF Resources, Inc.)	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A LFR, IN (formerly Laurel Ford Resources, Inc.)	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Metallurgical, Inc. (formerly Globe Metallurgical Inc.)	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Metals, LLC. (formerly Core Metals Group, LLC)	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A Mining Sales, LLC (formerly Alden Sales Corporation, LLC )	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Mining Services, LLC (formerly Gatliff Services, LLC)	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Mining, LLC (formerly Alden Resources, LLC)	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A MPM, LLC (formerly Metallurgical Process Materials, LLC)	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A Quartz, Inc. (formerly Alabama Sand and Gravel, Inc.)	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Sales, Inc. (formerly GSM Sales, Inc.)	—	100.0	North America – Silicon Metal	Delaware - U.S.A
Ferroglobe U.S.A, Inc (formerly Globe Specialty Metals, Inc.)	—	100.0	Other segments	Delaware - U.S.A
Ferroglobe USA Silica Fume Sales, Inc. (formerly Norchem, Inc.)	—	100.0	North America – Silicon Metal and Alloys	Florida - U.S.A
FerroManganese Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferroquartz Holdings, Ltd. (Hong Kong)	—	100.0	Other segments	Hong Kong
FerroQuartz Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferrosolar R&D S.L.	—	50.0	Other segments	Spain
FerroTambao, S.A.R.L.	—	90.0	Other segments	Burkina Faso
GBG Holdings, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Globe Metals Enterprises, Inc.	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
GSM Alloys II, Inc. (formerly Ferroglobe U.S.A Alloys II, Inc.)	—	100.0	North America – Silicon Metal	Delaware - U.S.A
GSM Enterprises Holdings, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
GSM Enterprises, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Kintuck (France) S.A.S.	—	100.0	Europe – Manganese	France
Kintuck A.S.	—	100.0	Europe – Manganese	Norway
Mangshi FerroAtlántica Mining Industry Service Company Limited	—	100.0	Other segments	Mangshi, Dehong -Yunnan -China
Ningxia Yonvey Coal Industrial Co., Ltd.	—	98.0	Other segments	China
Quebec Silicon General Partner	—	51.0	North America – Silicon Metal	Canada
Quebec Silicon Limited Partnership	—	51.0	North America – Silicon Metal	Canada
Rebone Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Silicon Technology (Pty.), Ltd.	—	100.0	South Africa – Silicon Metal and Alloys	South Africa
Solsil, Inc.	—	92.4	Other segments	Delaware - U.S.A
Thaba Chueu Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Ultracore Energy S.A.	—	100.0	Other segments	Argentina
West Virginia Alloys, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
WVA Manufacturing, LLC	—	51.0	North America – Silicon Metal	Delaware - U.S.A

2022 Subsidiaries

	Percentage of Ownership
	Direct	Total	Reporting Segment	Registered
Alabama Sand and Gravel, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Alden Resources, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Alden Sales Corporation, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
ARL Resources, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
ARL Services, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Core Metals Group Holdings, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Core Metals Group, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
ECPI, Inc.	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Gatliff Services, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Globe BG, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
GBG Financial LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
GBG Holdings, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Globe Metallurgical Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Globe Metals Enterprises, Inc.	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
GSM Alloys I, Inc.	—	100.0	North America – Silicon Metal	Delaware - U.S.A
GSM Alloys II, Inc.	—	100.0	North America – Silicon Metal	Delaware - U.S.A
GSM Enterprises Holdings, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
GSM Enterprises, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
GSM Sales, Inc.	—	100.0	North America – Silicon Metal	Delaware - U.S.A
Laurel Ford Resources, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
LF Resources, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Metallurgical Process Materials, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Norchem, Inc.	—	100.0	North America – Silicon Metal and Alloys	Florida - U.S.A
QSIP Canada ULC	—	100.0	North America – Silicon Metal	Canada
Quebec Silicon General Partner	—	51.0	North America – Silicon Metal	Canada
Quebec Silicon Limited Partnership	—	51.0	North America – Silicon Metal	Canada
Tennessee Alloys Company, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
West Virginia Alloys, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
WVA Manufacturing, LLC	—	51.0	North America – Silicon Metal	Delaware - U.S.A
Cuarzos Industriales, S.A.U.	—	100.0	Europe – Silicon Metal and Alloys	A Coruña - Spain
Ferroatlántica del Cinca, S.L.	—	99.9	Europe – Manganese	Madrid - Spain
Ferroglobe Mangan Norge A.S.	—	100.0	Europe – Manganese	Norway
Ferroglobe Manganese France S.A.S.	—	100.0	Europe – Manganese	France
FerroPem, S.A.S.	—	100.0	Europe – Silicon Metal and Alloys	France
Grupo FerroAtlántica, S.A.U.	—	100.0	Europe – Manganese and Silicon Metal	Madrid - Spain
Grupo FerroAtlántica de Servicios, S.L.U.	—	100.0	Other segments	Madrid - Spain
Kintuck (France) S.A.S.	—	100.0	Europe – Manganese	France
Kintuck A.S.	—	100.0	Europe – Manganese	Norway
Rocas, Arcillas y Minerales, S.A.	—	100.0	Europe – Silicon Metal and Alloys	A Coruña - Spain
Rebone Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Silicon Smelters (Pty.), Ltd.	—	100.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Silicon Technology (Pty.), Ltd.	—	100.0	South Africa – Silicon Metal and Alloys	South Africa
Thaba Chueu Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Cuarzos Industriales de Venezuela, S.A.	—	100.0	Other segments	Venezuela
Emix, S.A.S.	—	100.0	Other segments	France
Ferroatlántica de México, S.A. de C.V.	—	100.0	Other segments	Nueva León - Mexico
Ferroatlántica de Venezuela (FerroVen), S.A.	—	99.9	Other segments	Venezuela
Ferroatlántica Deutschland, GmbH	—	100.0	Other segments	Germany
Ferroatlántica do Brasil Mineraçao Ltda.	—	70.0	Other segments	Brazil
Ferroglobe Holding Company, LTD	100	100.0	Other segments	United Kingdom
Ferroglobe Finance Company, PLC	—	100.0	Other segments	United Kingdom
FerroManganese Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferroquartz Holdings, Ltd. (Hong Kong)	—	100.0	Other segments	Hong Kong
FerroQuartz Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferrosolar OPCO Group S.L.	—	100.0	Other segments	Spain
Ferrosolar R&D S.L.	—	50.0	Other segments	Spain
FerroTambao, S.A.R.L.	—	90.0	Other segments	Burkina Faso
Globe Metales S.R.L.	—	100.0	Other segments	Argentina
Globe Specialty Metals, Inc.	—	100.0	Other segments	Delaware - U.S.A
GSM Financial, Inc.	—	100.0	Other segments	Delaware - U.S.A
GSM Netherlands, B.V.	—	100.0	Other segments	Netherlands
Hidroelectricité de Saint Beron, S.A.S.	—	100.0	Other segments	France
Mangshi FerroAtlántica Mining Industry Service Company Limited	—	100.0	Other segments	Mangshi, Dehong -Yunnan -China
Ningxia Yonvey Coal Industrial Co., Ltd.	—	98.0	Other segments	China
Photosil Industries, S.A.S.	—	100.0	Other segments	France
Ferroglobe Innovation, S.L.U	—	100.0	Other segments	Spain
Solsil, Inc.	—	92.4	Other segments	Delaware - U.S.A
Ultracore Energy S.A.	—	100.0	Other segments	Argentina